Equity and Debt Investments - Available-for-Sale Debt Securities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized Cost				$ 307,981
Gross cumulative unrealized gains				16,510
Gross cumulative unrealized loss				(1,248)
Fair Value				323,243
Less than 12 months, fair value			$ 54,459	36,795
Less than 12 months, gross unrealized loss			4,951	1,248
OTTI loss	$ 700	$ 4,400	8,200	33,000
Commercial Mortgage Backed Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost				144,476
Gross cumulative unrealized gains				3,999
Gross cumulative unrealized loss				(530)
Fair Value				147,945
Less than 12 months, fair value			0	2,229
Less than 12 months, gross unrealized loss			0	530
N-Star CDO bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	65,732		67,513	88,374
Gross cumulative unrealized gains	2,180		1,565	2,778
Gross cumulative unrealized loss	(3,502)		(4,951)	(219)
Fair Value	64,410		64,127	90,933
Less than 12 months, fair value	9,194		54,459	13,392
Less than 12 months, gross unrealized loss	409		4,951	219
More than 12 months, fair value	42,865
More than 12 months, gross unrealized loss	3,093
Colony | Commercial Mortgage Backed Securities
Debt Securities, Available-for-sale [Line Items]
Proceeds from sale	63,185		78,197	30,279
Gross realized gain	8,384		11,304	951
Unrealized gain transferred from AOCI	8,205
Gross realized loss	$ 499		$ (592)	$ 0